Investments Composition of Fixed Maturities by Maturity (Detail) - Fixed maturities $ in Millions	Dec. 31, 2019 USD ($)
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Amortized Cost [Abstract]
Less than one year	$ 6,700.1
One to five years	16,898.3
Five to ten years	9,010.8
Ten years or greater	33.9
Cost	32,643.1
Debt Securities, Available-for-sale, Maturity, Allocated and Single Maturity Date, Fair Value [Abstract]
Less than one year	6,712.6
One to five years	17,158.4
Five to ten years	9,203.9
Ten years or greater	35.4
Debt Securities, Available-for-Sale	$ 33,110.3